Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Fair Value of Assumptions Using Black-Scholes Option-Pricing Model

During the nine months ended September 30, 2019, the fair value of each option grant was estimated using a Black-Scholes option-pricing model on the date of the grant as follows:

Nonemployees

Estimated dividend yield	0.00%
Expected stock price volatility	192.60%
Weighted-average risk-free interest rate	2.49%
Expected life of options (years)	5.5
Weighted-average fair value per share	$0.0018

During 2018, the fair value of each option grant was estimated using a Black-Scholes option-pricing model on the date of the grant as follows:

Nonemployees

Estimated dividend yield	0.00%
Expected stock price volatility	306%
Weighted-average risk-free interest rate	2.67%
Expected life of options	5.00
Weighted-average fair value per share	$0.0083

Schedule of Derivative Liability on Unobservable Inputs

This valuation technique involves management’s estimates and judgment based on unobservable inputs and is classified in level 3.

Derivative liability as of December 31, 2018	$12,447,109
Additions of new derivatives recognized as day 1 loss	1,514,682
Additions of new derivatives recognized as debt discounts	546,000
Settled upon conversion of debt (Derivative resolution)	(3,130,000)
Reclassification from APIC to derivative liabilities due to tainted instruments	167,544
Reclassification to APIC to derivative liabilities due to non-tainted instruments	(250,878)
Loss on change in fair value of derivative liabilities	(8,781,385)

Derivative liability as of September 30, 2019	$2,513,072

This valuation technique involves management’s estimates and judgment based on unobservable inputs and is classified in level 3.

Derivative liability as of December 31, 2016	$19,700
Change in fair value of derivative liability	276,100

Derivative liability as of December 31, 2017	$295,800

The amount of net loss for the period attributable to the unrealized losses relating to liability still held at the reporting date	$276,100

Derivative liability as of December 31, 2017	$295,800
Additions of new derivatives recognized as debt discounts	1,276,667
Additions of new derivatives recognized as loss on derivatives	716,948
Settled upon conversion of debt (Derivative resolution)	(2,480,000)
Reclassification from APIC to derivative due to tainted instruments	83,334
Loss on change in fair value of derivative liabilities	12,554,360

Derivative liability as of December 31, 2018	$12,447,109
The amount of net loss for the period attributable to the unrealized losses relating to liability still held at the reporting date	10,999,360